Summary of Company Subsidiaries and Its Consolidated Variable Interest Entities (Detail)	12 Months Ended
Dec. 31, 2013
21Vianet Group Limited ("21Vianet HK") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	May 25, 2007
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Principal activities	Investment holding
21Vianet Data Center Co., Ltd. ("21Vianet China") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Jun. 12, 2000	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Provision of technical and consultation services and rental of long-lived assets	[1]
Fastweb International Holdings ("Fastweb Holdings") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Sep. 09, 2012	[2]
Place of incorporation	Cayman Islands	[2]
Percentage of direct ownership by the Company	100.00%	[2]
Principal activities	Investment holding	[2]
Hongkong Fastweb Holdings Co., Limited ("Fastweb HK") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Sep. 09, 2012	[2]
Place of incorporation	Hong Kong	[2]
Percentage of direct ownership by the Company	100.00%	[2]
Principal activities	Investment holding	[2]
Beijing Fastweb Technology Co., Ltd. ("Fastweb Technology") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Sep. 09, 2012	[1],[2]
Place of incorporation	PRC	[1],[2]
Percentage of direct ownership by the Company	100.00%	[1],[2]
Principal activities	Dormant company	[1],[2]
21Vianet (Foshan) Technology Co., Ltd. ("FS Technology") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Dec. 20, 2011	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Trading of network equipment, provision of technical and internet data center services	[1]
21Vianet Anhui Suzhou Technology Co., Ltd.("SZ Technology") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Nov. 16, 2011	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Trading of network equipment	[1]
21ViaNet@Xian Holding Limited ("21V Xi'an Holding") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Jul. 05, 2012	[3]
Place of incorporation	British Virgin Islands	[3]
Percentage of direct ownership by the Company	100.00%	[3]
Principal activities	Investment holding	[3]
21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Jul. 05, 2012	[1],[3]
Place of incorporation	PRC	[1],[3]
Percentage of direct ownership by the Company	100.00%	[1],[3]
Principal activities	Provision of internet data center services	[1],[3]
21Vianet Hangzhou Information Technology Co.,Ltd. ("HZ Technology") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Mar. 04, 2013	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Dormant company	[1]
APEXER Investment limited ("Apexer BVI") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Jul. 30, 2013	[4]
Place of incorporation	British Virgin Islands	[4]
Percentage of direct ownership by the Company	100.00%	[4]
Principal activities	Investment holding	[4]
Beijing Apex Investment LTD ("BJ Apex") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Jul. 30, 2013	[1],[4]
Place of incorporation	PRC	[1],[4]
Percentage of direct ownership by the Company	100.00%	[1],[4]
Principal activities	Investment holding	[1],[4]
Asiacloud Communication (HK) Limited ("Asiacloud Communication HK") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Jul. 03, 2013
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Principal activities	Investment holding
iJoy Holding Limited ("iJoy BVI") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Apr. 30, 2013	[5]
Place of incorporation	British Virgin Islands	[5]
Percentage of direct ownership by the Company	100.00%	[5]
Principal activities	Investment holding	[5]
Asiacloud Wireless Limited ("Asiacloud Wireless HK") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Apr. 30, 2013	[5]
Place of incorporation	Hong Kong	[5]
Percentage of direct ownership by the Company	100.00%	[5]
Principal activities	Investment holding	[5]
Suzhou Zhuoaiyi Information Technology Co., Ltd. ("SZ Zhuoaiyi") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Apr. 30, 2013	[1],[5]
Place of incorporation	PRC	[1],[5]
Percentage of direct ownership by the Company	100.00%	[1],[5]
Principal activities	Provision of technical and consultation services	[1],[5]
Beijing aBitCool Network Technology Co., Ltd. ("21Vianet Technology") | Variable Interest Entities
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Oct. 22, 2002	[1],[6]
Place of incorporation	PRC	[1],[6]
Principal activities	Provision of internet data center and managed network services	[1],[6]
Beijing iJoy Information Technology Co., Ltd. ("BJ iJoy") | Variable Interest Entities
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Apr. 30, 2013	[1],[5],[6]
Place of incorporation	PRC	[1],[5],[6]
Principal activities	Provision of internet data center, content delivery network services	[1],[5],[6]
Shanghai iJoy Information Technology Co., Ltd. ("SH iJoy") | Variable Interest Entities
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	May 30, 2013	[1],[5],[6]
Place of incorporation	PRC	[1],[5],[6]
Principal activities	Provision of internet data center, content delivery network services	[1],[5],[6]
Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") | Variable Interest Entities | Held Directly by 21 Vianet Technology
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Mar. 15, 2006	[1],[6]
Place of incorporation	PRC	[1],[6]
Principal activities	Provision of internet data center and managed network services	[1],[6]
Dongguan Asia Cloud Investment Co. Ltd. ("Asia Cloud Investment") | Variable Interest Entities | Held Directly by 21 Vianet Technology
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Jul. 30, 2013	[1],[6],[7]
Place of incorporation	PRC	[1],[6],[7]
Principal activities	Investment holding	[1],[6],[7]
Dongguan Asia Cloud Network Technology Co., Ltd. ("Asia Cloud Technology") | Variable Interest Entities | Held Directly By Asia Cloud Investment
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Aug. 16, 2013	[1],[6],[7]
Place of incorporation	PRC	[1],[6],[7]
Principal activities	Dormant company	[1],[6],[7]
Shanghai Wantong 21Vianet Information Technology Co., Ltd. ("SH Wantong") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Feb. 20, 2008	[1],[6]
Place of incorporation	PRC	[1],[6]
Principal activities	Provision of internet data center services	[1],[6]
21Vianet (Xi'an) Information Outsourcing Industry Park Services Co., Ltd. ("Xi'an Sub") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Jun. 23, 2008	[1],[6]
Place of incorporation	PRC	[1],[6]
Principal activities	Provision of internet data center services	[1],[6]
Beijing Chengyishidai Network Technology Co., Ltd. ("CYSD") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Sep. 30, 2010	[1],[6],[8]
Place of incorporation	PRC	[1],[6],[8]
Principal activities	Provision of managed network services	[1],[6],[8]
Zhiboxintong (Beijing) Network Technology Co., Ltd. ("ZBXT") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Sep. 30, 2010
Place of incorporation	PRC
Principal activities	Provision of managed network services
Beijing Bozhiruihai Network Technology Co., Ltd. ("BZRH") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Sep. 30, 2010	[1],[6],[8]
Place of incorporation	PRC	[1],[6],[8]
Principal activities	Provision of managed network services	[1],[6],[8]
Beijing Bikonghengtong Network Technology Co., Ltd. ("BKHT") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Sep. 30, 2010	[1],[6],[8]
Place of incorporation	PRC	[1],[6],[8]
Principal activities	Provision of managed network services	[1],[6],[8]
Xingyunhengtong Beijing Network Technology Co., Ltd. ("XYHT") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Sep. 30, 2010	[1],[6],[8]
Place of incorporation	PRC	[1],[6],[8]
Principal activities	Provision of managed network services	[1],[6],[8]
Fuzhou Yongjiahong Communication Technology Co., Ltd. ("YJH") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Sep. 30, 2010	[1],[6],[8]
Place of incorporation	PRC	[1],[6],[8]
Principal activities	Provision of managed network services	[1],[6],[8]
Jiujiang Zhongyatonglian Network Technology Co., Ltd. ("JJZY") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Nov. 16, 2010	[1],[6],[8]
Place of incorporation	PRC	[1],[6],[8]
Principal activities	Provision of managed network services	[1],[6],[8]
Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Oct. 08, 2011	[1],[6]
Place of incorporation	PRC	[1],[6]
Principal activities	Provision of managed network services	[1],[6]
Shanghai Cloud 21Vianet Network Co., Ltd. ("SH Cloud") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Oct. 01, 2011	[1],[6]
Place of incorporation	PRC	[1],[6]
Principal activities	Dormant company	[1],[6]
Shenzhen Cloud Information Technology Co., Ltd. ("SZ Cloud") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Oct. 27, 2011	[1],[6]
Place of incorporation	PRC	[1],[6]
Principal activities	Dormant company	[1],[6]
Langfang Xunchi Computer Data Processing Co., Ltd. ("LF Xunchi") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Dec. 19, 2011	[1],[6]
Place of incorporation	PRC	[1],[6]
Principal activities	Dormant company	[1],[6]
Beijing Fastweb Network Technology Co., Ltd. ("Fastweb Network BJ") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Sep. 09, 2012	[1],[2],[6]
Place of incorporation	PRC	[1],[2],[6]
Principal activities	Provision of internet data center and internet content delivery network services	[1],[2],[6]
Shanghai Fawei Technology Co., Ltd. (SH Fawei) | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Sep. 09, 2012	[1],[2],[6]
Place of incorporation	PRC	[1],[2],[6]
Principal activities	Internet data center, content delivery network and related services	[1],[2],[6]
Hangzhou Zhentuo Information Technology Co., Ltd. (HZ Zhentuo) | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Aug. 16, 2012	[1],[6]
Place of incorporation	PRC	[1],[6]
Principal activities	Dormant company	[1],[6]
Shanghai Xiangyun 21Vianet Network Technology Company Limited (SH Xiangyun) | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Oct. 22, 2012	[1],[6]
Place of incorporation	PRC	[1],[6]
Principal activities	Dormant company	[1],[6]
Shanghai Lanyun 21Vianet Network Technology Co., Ltd. ("SH Lanyun") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Mar. 21, 2013	[1],[6]
Place of incorporation	PRC	[1],[6]
Principal activities	Provision of Office 365 and Windows Azure platform services	[1],[6]
Beijing Tianwang Online Communication Technology Co., Ltd. ("BJ Tianwang") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Feb. 28, 2013	[1],[6],[9]
Place of incorporation	PRC	[1],[6],[9]
Principal activities	Provision of managed network services	[1],[6],[9]
Beijng Yilong Technology Co., Ltd. ("BJ Yilong") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Feb. 28, 2013	[1],[6],[9]
Place of incorporation	PRC	[1],[6],[9]
Principal activities	Provision of managed network services	[1],[6],[9]
Wuhan Fastweb Cloud Computing Co., Ltd. ("Fastweb WH") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Sep. 24, 2013	[1],[6]
Place of incorporation	PRC	[1],[6]
Principal activities	Provision of internet data center and internet content delivery network services	[1],[6]

[1]	Collectively, the "PRC Subsidiaries".
[2]	On September 9, 2012, the Company and its subsidiary, 21Vianet Beijing, acquired 100% equity interests in these entities (collectively referred to as "Fastweb") (Note 4).
[3]	On July 5, 2012, the Company through its wholly-owned subsidiary, 21Vianet HK, acquired 100% equity interests in these entities (collectively referred to as "21V Xi'an") from 21 Vianet Infrastructure Limited, a subsidiary of aBitCool Inc. ("aBitCool") (Note 4).
[4]	On July 30, 2013, the Company through 21Vianet HK acquired 100% equity interests in these entities, which were accounted for as an asset acquisition.
[5]	On April 30, 2013, the Company acquired 100% equity interests in these entities (collectively referred to as "iJoy") (Note 4).
[6]	Collectively, the "Consolidated VIEs".
[7]	On July 30, 2013, the Company through 21Vianet Technology, and a state-owned entity established these entities for future operations of telecommunication related services (collectively referred to as "Asia Cloud Group") (Note 1(c)).
[8]	Collectively, the "Managed Network Entities".
[9]	On February 28, 2013, the Company through its wholly-owned subsidiary, 21Vianet Beijing, acquired 100% equity interests in these entities (collectively referred to as "Tianwang and Yilong") (Note 4).